Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Revenues	$ 10,569	$ 14,559	$ 18,389
Expenses	(10,164)	(15,262)	(14,838)
Gain on deconsolidation of a subsidiary	0	1,008	0
(Loss) gain on sale of real estate	(5,019)	(3,391)	460
Impairment charges	(22,962)	(11,838)	(14,241)
(Loss) income from discontinued operations	$ (27,576)	$ (14,924)	$ (10,230)